Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During fiscal 2026, the Company did not award stock options to Named Executive Officers within four business days before or one business day after the release of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information.